Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Schedule of inventories
As at December 31	2018	2017
Finished product available-for-sale	$2,936,883	$2,058,776
Unfinished product and packaging materials	1,302,384	1,016,230
	$4,239,267	$3,075,006